Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
Segment Information [Abstract]
Schedule of Single Operating Segment	The following table presents the significant revenue and expense categories in the Company’s single operating segment
	2026	2025	2024
	US$	US$	US$

Revenues	16,155,124	18,612,534	17,123,778
Less:
Cost of revenue	(13,937,499)	(16,164,339)	(14,949,256)
Depreciation expense	(287,476)	(273,956)	(115,810)
Legal and professional fee	(232,081)	-	-
Payroll expense	(498,422)	(462,693)	(660,933)
Sundry expenses	(75,967)	(156,623)	(56,463)
Auditor’s remuneration	(216,114)	(493,960)	(4,921)
Entertainment	(137,103)	(135,379)	(126,034)
Rental, rates and building management expenses	(39,246)	(57,846)	(210,384)
Travelling	(189,659)	(104,926)	(85,296)
Staff salary	(212,611)	(194,607)	-
Transportation	(43,974)	(47,743)	(60,101)
Other selling and distribution expenses	(11,726)	(10,270)	(1,848)
Interest income	116,127	91,214	256,134
Interest expenses	(44,143)	(60,694)	(35,690)
Income tax expenses	(173,823)	(52,755)	(144,647)
Segment income	171,407	487,957	928,529